Premises and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Land	$ 525	$ 516
Buildings and improvements	3,144	3,073
Furniture, fixtures and equipment	2,449	2,791
Capitalized building and equipment leases	95	88
Construction in progress	44	50
Premises and equipment, gross	6,257	6,518
Less accumulated depreciation and amortization	(3,600)	(4,031)
Total	$ 2,657	$ 2,487